SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        August 5, 2011
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           33
                                        -------------

Form 13F Information Table Value Totals     $ 379,739
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE

	TITLE OF		Market		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value		(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
AGENUS INC 1:6 R/S 10/3/11 TO 00847G705	COM	00847G101	4700	1000	5	10000	SH		SOLE		0	0	10000
AT&T INC COM	COM	00206R102	9497160	1000	9497	333000	SH		SOLE		0	0	333000
BARRICK GOLD CORP COM	COM	067901108	5164155	1000	5164	110700	SH		SOLE		0	0	110700
BRISTOL-MYERS SQUIBB CM	COM	110122108	12035799	1000	12036	383550	SH		SOLE		0	0	383550
CHEVRON CORP COM	COM	166764100	10980248	1000	10980	118590	SH		SOLE		0	0	118590
CHUBB CORP COM	COM	171232101	10432261	1000	10432	173900	SH		SOLE		0	0	173900
CISCO SYSTEMS INC COM	COM	17275R102	288300	1000	288	18600	SH		SOLE		0	0	18600
COMMONWEALTH REIT COM	COM	203233101	6184125	1000	6184	325995	SH		SOLE		0	0	325995
CONOCOPHILLIPS CORP COM	COM	20825C104	11424194	1000	11424	180420	SH		SOLE		0	0	180420
ELI LILLY & CO COM	COM	532457108	221820	1000	222	6000	SH		SOLE		0	0	6000
ENCANA CORPORATION COM	COM	292505104	624805	1000	625	32525	SH		SOLE		0	0	32525
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	2663662	1000	2664	193019	SH		SOLE		0	0	193019
FRONTIER COMMUNICATIONS CORP COM	COM	35906A108	410708	1000	411	67219	SH		SOLE		0	0	67219
GENERAL MILLS INC COM	COM	370334104	9840199	1000	9840	255656	SH		SOLE		0	0	255656
GILEAD SCIENCES INC COM	COM	375558103	2418482	1000	2418	62332	SH		SOLE		0	0	62332
HEINZ H J CO COM	COM	423074103	260477	1000	260	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	9507832	1000	9508	216530	SH		SOLE		0	0	216530
HUNTINGTON BANCSHARES INC COM	COM	446150401	2521737	1000	2522	2423	SH		SOLE		0	0	2423
INTEL CORP COM	COM	458140100	9218725	1000	9219	432094	SH		SOLE		0	0	432094
ISHARES MSCI EMERGING MKTS	ETF	464287234	2894811	1000	2895	82485	SH		SOLE		0	0	82485
MEDTRONIC INC COM	COM	585055106	324090	1000	324	9750	SH		SOLE		0	0	9750
MERIDIAN BIOSCIENCE INC COM	COM	589584101	2030460	1000	2030	129000	SH		SOLE		0	0	129000
NORFOLK SOUTHERN CORP COM	COM	655844108	10565247	1000	10565	173144	SH		SOLE		0	0	173144
ONEOK INC CM (NEW)	COM	682680103	2615184	1000	2615	39600	SH		SOLE		0	0	39600
ORACLE CORP COM	COM	68389X105	10834980	1000	10835	377000	SH		SOLE		0	0	377000
PEPSICO INC COM	COM	713448108	9792580	1000	9793	158200	SH		SOLE		0	0	158200
PNC FINL CORP COM	COM	693475105	3354699	1000	3355	69614	SH		SOLE		0	0	69614
PROCTER GAMBLE CO COM	COM	742718109	209199468	1000	209199	3311166	SH		SOLE		0	0	3311166
ROYAL DUTCH SHELL PLC COM CLASS A	COM	780259206	208008	1000	208	3381	SH		SOLE		0	0	3381
RPM INTERNATIONAL INC COM	COM	749685103	536690	1000	537	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	COM	832696405	4389436	1000	4389	60220	SH		SOLE		0	0	60220
TD AMERITRADE HOLDING CORP COM	COM	87236Y108	761719	1000	762	51800	SH		SOLE		0	0	51800
TIME WARNER INC COM	COM	887317303	9096225	1000	9096	303511	SH		SOLE		0	0	303511
TORONTO DOMINION BK ONT COM NEW	COM	891160509	9436350	1000	9436	133000	SH		SOLE		0	0	133000